                               =================
                               ALL-AMERICAN
                               TERM TRUST INC.


                               SEMIANNUAL REPORT


                               JULY 31, 1999

ALL-AMERICAN TERM TRUST INC.                                   SEMIANNUAL REPORT

                                                              September 15, 1999

Dear Shareholder,

We are pleased to present you with the semiannual report for the All-American Term Trust Inc. (the "Trust") for the six-month period ended July 31, 1999.

MARKET REVIEW

[GRAPHIC OMITTED] Inflation risk became the dominant theme driving bond yields during the period. Bond prices declined as investors reacted to improving economic prospects in Asia and Latin America, rapidly growing U.S. demand, higher oil prices and fears that future wage increases would not be offset by commodity deflation. Long-term interest rates rose almost one percentage point vs. the beginning of the period. From January through July, the Treasury yield curve flattened as rates for bonds with maturities of two years rose more than those of bonds with maturities of 30 years.

The overall bond market suffered losses as spreads (the difference in yield or income that securities must pay to compensate for the additional risk) over Treasurys widened. We attribute this widening to: profit-taking in the corporate and mortgage sectors; heavy net issuance of asset-backed securities, commercial mortgage-backed securities and high-yield bonds; and uncertainty about whether the Federal Reserve would raise rates. The Fed raised rates twice by 0.25%--once on June 30 and again on August 24.

OUTLOOK

Our outlook for calendar year 1999 calls for gross domestic product growth of about 3% and inflation around 2%. We believe the Federal Reserve may be inclined to raise rates by another 0.25% before year-end. We expect the long bond to remain range-bound around the 6% level.

We expect corporate bond issuance to increase over the third quarter, as companies rush to get their financing done ahead of potential Y2K problems. The surge of issuance is likely to pressure spreads wider. However, the forecast for healthy corporate profits and renewed demand for yield could ultimately bode well for corporate bonds. Spreads over Treasurys are near historically wide levels and seem likely to narrow. Also, higher market interest rates may benefit the mortgage portion of the Trust.

--------------------------------------------------------------------------------
ALL-AMERICAN TERM TRUST INC.

PROFILE: as of July 31, 1999

Investment Objective:
high current income, consistent with capital preservation. The Trust will terminate on or about January 31, 2003

Portfolio Managers:
Julieanna M. Berry,
James F. Keegan &
Thomas J. Libassi,
Mitchell Hutchins
Asset Management Inc.

Commencement:
March 1, 1993

NYSE Symbol:
AAT

Dividend Payments:
monthly

Total Net Assets:
$182.6 million

Weighted Avg. Maturity:
5.76 years*

Weighted Avg. Duration:
3.31 years*

Leverage:
30.21%*

* The Trust's portfolio is actively managed and its composition will vary over time.
--------------------------------------------------------------------------------

ALL-AMERICAN TERM TRUST INC.                                   SEMIANNUAL REPORT

   [The following table was depicted as a bar chart in the printed material.]

                       Top Five Sectors*

                       Finance/Banking              10.1%
                       Municipals                    8.2%
                       Energy                        7.0%
                       Cable/Media                   6.9%
                       Diversified Industrials       6.0%

   [The following table was depicted as a bar chart in the printed material.]

                       Portfolio Composition*

                       Corporates                   58.6%
                       ARMs/Mortgages               30.2%
                       Municipals                    8.2%
                       Treasurys/Agencies            1.9%
                       Cash & Cash Equivalents       1.1%

PORTFOLIO REVIEW

PERFORMANCE AND SHARE PRICE AS OF JULY 31, 1999

                                Six Months Ended 7/31/99(1)        Share Price
--------------------------------------------------------------------------------
Net Asset Value Return(2)                  -0.88%                        --
Market Price Return(3)                     -2.31%                        --
Net Asset Value                               --                     $13.32
Market Price                                  --                     $12.38
Market Yield(4)                               --                       6.79%
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS

[GRAPHIC OMITTED] Within the high-grade component of the portfolio, the Trust increased its exposure to broker/dealers (3.0%).* We continue to have a core position in the cable/media sector (8.2%) with exposure to News America Holdings Inc. (3.7%) and Telecommunications Inc. (2.0%). As financing conditions improved, we added exposure to agency adjustable-rate mortgages (ARMs) (30.2%), which increased the portfolio's leverage. ARMs prices were attractive as a result of general market conditions as well as historically high prepayments. We anticipate a rebound in prices, as market liquidity has improved and prepayments have declined.

Duration (a measure of a bond fund's sensitivity to interest rates) is constrained at about three years since the Trust will terminate on or about January 31, 2003. Due to its decreasing duration, we have gradually decreased the Trust's exposure to high yield bonds (see graph below). The reduced exposure to high yield bonds has lowered the Trust's income and reduced the Trust's dividend distributions. As the Trust nears termination its duration will continue to decrease, and consequently its exposure to high yield bonds can be expected to continue to decrease.

  [The following table was depicted as a bar chart in the printed material.]

      HIGH YIELD BONDS AS % OF TOTAL PORTFOLIO ASSETS (EXCLUDES EQUITIES)*

                             1/98              34.2
                             7/98              33.0
                             1/99              33.2
                             7/99              24.5

(1)   Returns for periods of less than one year are not annualized.

(2) Assumes, for illustration only, that dividends were reinvested at the net asset value on the payable dates.

(3)   Assumes dividends were reinvested under the Dividend Reinvestment Plan.

(4) Market yield--the dividend paid in July divided by the Trust's market price on July 31, 1999, multiplied by 12. Market prices and yields will vary.

* Weightings represent percentages of portfolio assets as of July 31, 1999. The Trust's portfolio is actively managed and its composition will vary over time.

ALL-AMERICAN TERM TRUST INC.                                   SEMIANNUAL REPORT

CREDIT QUALITY*

--------------------------------------------------------------------------------
AAA                                                                     41.4
AA                                                                       2.0
A                                                                        9.8
BBB                                                                     21.7
BB                                                                       8.3
B                                                                       11.9
Non-Rated                                                                4.6
Below B                                                                  0.3
--------------------------------------------------------------------------------
                                                                       100.0

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on All-American Term Trust Inc. or a fund in the PaineWebber Family of Funds,(5) please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander

Margo Alexander
President and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.


/s/ Dennis L. McCauley

Dennis L. McCauley
Chief Investment Officer -- Fixed Income
Mitchell Hutchins Asset Management Inc.


/s/ James F. Keegan

James F. Keegan
Portfolio Manager
All-American Term Trust Inc.


/s/ Brian M. Storms

Brian M. Storms
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.


/s/ Julieanna M. Berry

Julieanna M. Berry
Portfolio Manager
All-American Term Trust Inc.


/s/ Thomas J. Libassi

Thomas J. Libassi
Portfolio Manager
All-American Term Trust Inc.

* Weightings represent percentages of portfolio assets as of July 31, 1999. The Trust's portfolio is actively managed and its composition will vary over time.

(5) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

This letter is intended to assist shareholders in understanding how the Trust performed during the six-month period ended July 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

ALL-AMERICAN TERM TRUST INC.

PORTFOLIO OF INVESTMENTS                               JULY 31, 1999 (unaudited)

Principal
  Amount                                                                             Maturity            Interest
  (000)                                                                                Dates               Rates           Value
---------                                                                      --------------------   --------------   ------------
Collateralized Mortgage Obligations--0.48%
$          6,115         FNMA Trust 1993-41, Class H* (cost--$866,616) .......      03/25/23               7.000%      $    869,950
                                                                                                                       ------------
Federal Home Loan Mortgage Corporation Certificates--11.94%
          21,401         FHLMC ARM (cost--$22,053,348) ....................... 02/01/22 to 03/01/24   6.837 to 6.848     21,804,455
                                                                                                                       ------------
Federal National Mortgage Association Certificates--16.55%
          20,000         FNMA ARM ............................................         TBA                 6.000         18,512,500
           9,504         FNMA ARM ............................................      11/01/23               7.038          9,768,119
           1,868         FNMA CMT ARM ........................................      03/01/23               6.649          1,935,800
                                                                                                                       ------------
Total Federal National Mortgage Association Certificates (cost--$31,373,563)                                             30,216,419
                                                                                                                       ------------
Government National Mortgage Association Certificates--14.30%
          25,745         GNMA II ARM (cost--$26,189,310) ..................... 07/20/23 to 08/20/24         6.625        26,105,339
                                                                                                                       ------------
U.S. Government Agency Obligations--2.68%
           5,000         FNMA (cost--$5,126,359) .............................       04/15/03               5.750         4,899,195
                                                                                                                       ------------
Corporate Bonds--76.53%

Automotive--0.55%
           1,000         HDA Parts Systems Incorporated** ....................      08/01/05              12.000          1,010,000
                                                                                                                       ------------
Banking--3.21%
           6,000         Providian National Bank .............................      03/15/03               6.700          5,856,006
                                                                                                                       ------------
Broker/Dealer--4.29%
           2,000         Goldman Sachs Group L. P. ...........................      02/01/03               6.250          1,958,738
           4,000         Lehman Brothers Holdings Incorporated ...............      04/01/03               6.250          3,869,568
           2,000         Lehman Brothers Incorporated ........................      04/15/03               7.250          2,004,360
                                                                                                                       ------------
                                                                                                                          7,832,666
                                                                                                                       ------------
Cable--4.73%
           3,500         International CableTel Incorporated .................      04/15/05              12.750+         3,395,000
           5,000         Telecommunications  Incorporated ....................      01/15/03               8.250          5,235,885
                                                                                                                       ------------
                                                                                                                          8,630,885
                                                                                                                       ------------
Communications-Fixed--3.26%
           2,110         GST USA Incorporated ................................      12/15/05              13.875+         1,793,500
           5,000         Hyperion Telecommunications Incorporated ............      04/15/03              13.000+         4,150,000
                                                                                                                       ------------
                                                                                                                          5,943,500
                                                                                                                       ------------
Consumer Manufacturing--0.62%
           1,025         Apparel Ventures Incorporated(a) ....................      12/31/00              12.250            174,250
           1,000         Decora Industries Incorporated ......................      05/01/05              11.000            957,500
                                                                                                                       ------------
                                                                                                                          1,131,750
                                                                                                                       ------------
Energy--7.43%
           6,000         Enron Corporation ...................................      04/01/03               9.125          6,390,054
           2,000         Northern Offshore ASA ...............................      05/15/05              10.000          1,220,000
           5,000         R & B Falcon Corporation ............................      04/15/03               6.500          4,368,750
           1,604         Transcontinental Refining Corporation** .............      12/01/03              15.000          1,587,712
                                                                                                                       ------------
                                                                                                                         13,566,516
                                                                                                                       ------------

ALL-AMERICAN TERM TRUST INC.

Principal
  Amount                                                                             Maturity            Interest
  (000)                                                                                Dates               Rates           Value
---------                                                                      --------------------   --------------   ------------
Corporate Bonds (continued)

Finance--3.24%
$          4,000         General Motors Acceptance Corporation ...............      01/22/03               5.875%      $  3,876,492
           2,000         Reliance Group Holdings Incorporated ................      11/15/00               9.000          2,035,400
                                                                                                                       ------------
                                                                                                                          5,911,892
                                                                                                                       ------------
Food & Beverage--6.96%
           3,375         Iowa Select Farms L.P.** ............................      12/01/05              10.750          2,750,625
           3,000         Mrs. Fields Original Cookies Incorporated ...........      12/01/04              10.125          2,700,000
           6,000         Nabisco Incorporated ................................      02/01/33               6.125          5,776,278
           1,500         Packaged Ice Incorporated ...........................      02/01/05               9.750          1,485,000
                                                                                                                       ------------
                                                                                                                         12,711,903
                                                                                                                       ------------
Freight, Air, Sea & Land--3.08%
           5,500         Airborne Freight Corporation ........................      12/15/02               8.875          5,632,055
                                                                                                                       ------------
General Industrial--3.84%
           2,000         J.B. Poindexter & Company Incorporated ..............      05/15/04              12.500          1,880,000
           5,000         Tenneco Incorporated ................................      10/01/02               8.075          5,125,845
                                                                                                                       ------------
                                                                                                                          7,005,845
                                                                                                                       ------------
Healthcare--3.19%
           6,000         Tenet Healthcare Corporation ........................      01/15/03               7.875          5,820,000
                                                                                                                       ------------
Hotels, Lodging--2.20%
           4,000         Hilton Hotels Corporation ...........................      07/15/02               7.700          4,022,216
                                                                                                                       ------------
Insurance--3.81%
           7,000         Prudential Insurance Company of America .............      04/15/03               6.875          6,965,336
                                                                                                                       ------------
Media--6.89%
           4,000         InterAct Systems Incorporated .......................      08/01/03              14.000+         1,680,000
           9,000         News America Holdings Incorporated ..................      02/01/03               8.625          9,438,750
           2,000         Source Media Incorporated ...........................      11/01/04              12.000          1,460,000
                                                                                                                       ------------
                                                                                                                         12,578,750
                                                                                                                       ------------
Packaging--1.06%
           2,000         Grupo Industrial Durango S.A ........................      07/15/01              12.000          1,930,000
                                                                                                                       ------------
Restaurants--1.79%
           3,625         American Restaurant Group Incorporated ..............      02/15/03              11.500          3,271,562
                                                                                                                       ------------
Service--2.13%
           1,000         Browning Ferris Industries Incorporated .............      01/15/03               6.100            937,500
           1,000         Premier Graphics Incorporated .......................      12/01/05              11.500            935,000
           2,000#        Waste Systems International Incorporated** ..........      01/15/06              11.500          2,010,000
                                                                                                                       ------------
                                                                                                                          3,882,500
                                                                                                                       ------------
Steel/Oil--3.29%
           6,000         USX Corporation MTN .................................      08/05/02               7.990          6,000,000
                                                                                                                       ------------
Technology--5.56%
           2,000         Ampex Corporation++ .................................      03/15/03              12.000          2,080,000
           3,000         Comdisco Corporation MTN ............................      01/28/02               9.500          3,176,226
           5,000         Electronic Retailing Systems International ..........      02/01/04              13.250+         1,350,000
           3,500         Samsung Electronics America Incorporated** ..........      05/01/03               9.750          3,552,500
                                                                                                                       ------------
                                                                                                                         10,158,726
                                                                                                                       ------------

ALL-AMERICAN TERM TRUST INC.

Principal
  Amount                                                                             Maturity            Interest
  (000)                                                                                Dates               Rates           Value
---------                                                                      --------------------   --------------   ------------
Corporate Bonds (concluded)

Tobacco--3.59%
$          6,500         Philip Morris Companies Incorporated ................      01/15/03               7.250%      $  6,558,136
                                                                                                                       ------------
Transportation--0.44%
             850         Eletson Holdings Incorporated .......................      11/15/03               9.250            807,500
                                                                                                                       ------------
Utilities--1.37%
           2,500         Niagara Mohawk Power Corporation ....................      10/01/02               7.250          2,500,400
                                                                                                                       ------------
Total Corporate Bonds (cost-- $149,020,109) ..................................                                          139,728,144
                                                                                                                       ------------
Convertible Bonds--5.12%

Communications--0.36%
             420         GST Telecommunications Incorporated .................      12/15/05              13.875+           672,000
                                                                                                                       ------------
Service--3.15%
           5,200         Corporate Express Incorporated ......................      07/01/00               4.500          5,070,000
             797         Waste Systems International Incorporated** ..........      05/13/05               7.000            677,548
                                                                                                                       ------------
                                                                                                                          5,747,548
                                                                                                                       ------------
Technology--1.61%
           3,000         Softkey International Incorporated ..................      11/01/00               5.500          2,936,250
                                                                                                                       ------------
Total Convertible Bonds (cost--$8,931,141) ...................................                                            9,355,798
                                                                                                                       ------------
Zero Coupon Municipal Securities(1)--11.70%
             650         Bolingbrook Illinois Park District ..................      01/01/03               5.475            558,805
             995         Cook County Illinois High School District ...........      12/01/02               6.124            860,247
           4,500         Houston Texas Independent School District ...........      08/15/02          5.200 to 5.250      3,945,688
           7,000         Houston Texas Water & Sewer .........................      12/01/02               5.050          6,059,900
           1,000         Maricopa County Arizona School District .............      01/01/02               5.300            901,760
           3,895         NorthEast Independent School District Texas .........      02/01/03               5.150          3,332,796
           6,000         San Antonio Texas Electric & Gas ....................      02/01/03          5.150 to 5.900      5,133,960
             650         William County Illinois Community School District ...      12/15/02               6.024            561,756
                                                                                                                       ------------
Total Zero Coupon Municipal Securities (cost--$20,744,902)                                                               21,354,912
                                                                                                                       ------------

ALL-AMERICAN TERM TRUST INC.

Number of
 Shares                                                                                                                    Value
---------                                                                                                              ------------
Common Stocks(a)--1.02%

Food & Beverages--0.04%
         15,356          Packaged Ice Incorporated ...........................                                         $     77,740
                                                                                                                       ------------
Gaming--0.03%
         30,000          Hollywood Casino Corporation ........................                                               56,250
                                                                                                                       ------------
Retail--0.63%
        261,250          Samuels Jewelers Incorporated++(2) ..................                                            1,142,969
                                                                                                                       ------------
Service--0.16%
         43,575          Waste Systems International Incorporated ............                                              283,237
                                                                                                                       ------------
Technology--0.16%
         68,000          Ampex Corporation ...................................                                              297,500
                                                                                                                       ------------
Total Common Stocks (cost--$2,831,188) .......................................                                            1,857,696
                                                                                                                       ------------
Preferred Stock(a)--0.02%

Energy--0.02%
         62,241           Orion (cost--$39,461) ..............................                                               42,511
                                                                                                                       ------------

Number of
 Warrants
---------
Warrants(a)--0.06%

Consumer Manufacturing--0.00%
            525          AVI Holdings Incorporated ...........................                                                    5
                                                                                                                       ------------
General Industrial--0.01%
          2,000          SabreLiner Corporation ..............................                                               20,000
                                                                                                                       ------------
Media--0.01%
          4,000          InterAct Systems Incorporated .......................                                               20,000
                                                                                                                       ------------
Service--0.03%
         30,000          Waste Systems International Incorporated** ..........                                               60,000
                                                                                                                       ------------
Technology--0.01%
          3,000          Electronic Retailing Systems International ..........                                               15,000
                                                                                                                       ------------
Total Warrants (cost--$146,476) ..............................................                                              115,005
                                                                                                                       ------------

ALL-AMERICAN TERM TRUST INC.

Principal
  Amount                                                                             Maturity            Interest
  (000)                                                                                Dates               Rates           Value
---------                                                                      --------------------   --------------   ------------
Repurchase Agreement--1.13%
$          2,054         Repurchase Agreement dated 07/30/99 with Dresdner
                           Bank, collateralized by $1,976,000 U.S. Treasury
                           Notes, 7.500% due 05/15/02 (value--$2,095,943);
                           proceeds: $2,054,861 (cost--$2,054,000) ...........      08/02/99               5.030%      $  2,054,000
                                                                                                                       ------------
Total Investments (cost--$269,376,473)--141.53% ..............................                                          258,403,424
Liabilities in excess of other assets--(41.53)% ..............................                                          (75,831,318)
                                                                                                                       ------------
Net Assets--100.00% ..........................................................                                         $182,572,106
                                                                                                                       ============

----------

* Planned amortization class interest only security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of principal paydowns outside a designated range. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

+ Denotes a step-up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.

++    Illiquid securities representing 1.77% of net assets.

(a)   Non-income producing securities.

# Security represents a unit which is composed of the stated bond with attached warrants or common stock.

(1) Interest rates shown reflect yield to maturity at purchase date for zero coupon bonds.

(2) Security is being fair valued by a management committee under the direction of the board of directors.

ARM Adjustable Rate Mortgage, the interest rate shown is the current rate at July 31, 1999.

CMT   Constant Maturity Treasury Index.

MTN   Medium Term Note.

TBA (To Be Assigned) Securities are purchased on a forward commitment basis with approximate (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when specific mortgage pools are assigned.

                 See accompanying notes to financial statements

ALL-AMERICAN TERM TRUST INC.

STATEMENT OF ASSETS AND LIABILITIES                    JULY 31, 1999 (unaudited)

Assets:

Investments in securities, at value (cost--$269,376,473) ......   $ 258,403,424
Cash ..........................................................          51,489
Interest receivable ...........................................       3,782,380
Other assets ..................................................             237
                                                                  -------------
Total assets ..................................................     262,237,530
                                                                  -------------

Liabilities:

Payable for investments purchased .............................      63,056,143
Payable for reverse repurchase agreements .....................      16,300,000
Payable to investment adviser and administrator ...............         140,547
Accrued expenses and other liabilities ........................         168,734
                                                                  -------------
Total liabilities .............................................      79,665,424
                                                                  -------------

Net Assets:

Capital Stock--$0.001 par value; 100,000,000 shares authorized;
   13,706,667 shares issued and outstanding ...................     205,571,205
Undistributed net investment income ...........................       7,334,198
Accumulated net realized losses from investment transactions ..     (19,360,248)
Net unrealized depreciation on investments ....................     (10,973,049)
                                                                  -------------
Net assets applicable to shares outstanding ...................   $ 182,572,106
                                                                  =============
Net asset value per share .....................................   $       13.32
                                                                  =============

                 See accompanying notes to financial statements

ALL-AMERICAN TERM TRUST INC.

STATEMENT OF OPERATIONS

                                                                       For the Six
                                                                       Months Ended
                                                                      July 31, 1999
                                                                        (unaudited)
                                                                      -------------
Investment income:

Interest ...........................................................   $ 8,184,222
                                                                       -----------
Expenses:

Investment advisory and administration .............................       833,170
Interest expense ...................................................       211,219
Custody and accounting .............................................        55,851
Reports and notices to shareholders ................................        34,042
Legal and audit ....................................................        28,485
Directors' fees ....................................................         5,250
Transfer agency fees ...............................................         4,879
Other expenses .....................................................        41,284
                                                                       -----------
                                                                         1,214,180
                                                                       -----------
Net investment income ..............................................     6,970,042
                                                                       -----------
Realized and unrealized losses from investment activities:

Net realized loss from investment transactions .....................    (8,237,513)
Net change in unrealized appreciation/depreciation of investments ..      (352,985)
                                                                       -----------
Net realized and unrealized loss from investment activities ........    (8,590,498)
                                                                       -----------
Net decrease in net assets resulting from operations ...............   $(1,620,456)
                                                                       ===========

                 See accompanying notes to financial statements

ALL-AMERICAN TERM TRUST INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the Six      For the Year
                                                                       Months Ended          Ended
                                                                       July 31, 1999      January 31,
                                                                        (unaudited)          1999
                                                                       -------------    -------------
From operations:

Net investment income ..............................................   $   6,970,042    $  15,001,651
Net realized loss from investments .................................      (8,237,513)      (1,596,043)
Net change in unrealized appreciation/depreciation of investments ..        (352,985)     (16,150,151)
                                                                       -------------    -------------
Net decrease in net assets resulting from operations ...............      (1,620,456)      (2,744,543)
                                                                       -------------    -------------
Dividends to shareholders from:

Net investment income ..............................................      (6,305,067)     (13,569,600)
                                                                       -------------    -------------
Net decrease in net assets .........................................      (7,925,523)     (16,314,143)

Net assets:

Beginning of period ................................................     190,497,629      206,811,772
                                                                       -------------    -------------
End of period (including undistributed net investment income
   of $7,334,198 and $6,669,223, respectively) .....................   $ 182,572,106    $ 190,497,629
                                                                       =============    =============

                 See accompanying notes to financial statements

ALL-AMERICAN TERM TRUST INC.

STATEMENT OF CASH FLOWS

                                                                              For the Six
                                                                              Months Ended
                                                                             July 31, 1999
                                                                              (unaudited)
                                                                             -------------
Cash flows used for operating activities:

Interest received ........................................................   $   6,466,612
Operating expenses paid ..................................................      (2,199,033)
Interest paid ............................................................        (209,074)
Purchase of short-term portfolio investments, net ........................        (332,000)
Purchases of long-term portfolio investments .............................    (421,318,259)
Sales of long-term portfolio investments .................................     407,648,310
                                                                             -------------
Net cash flows used for operating activities .............................      (9,943,444)
                                                                             -------------
Cash flows provided from financing activities:

Dividends paid to shareholders ...........................................      (6,305,067)
Increase in reverse repurchase agreements ................................      16,300,000
                                                                             -------------
Net cash flows provided from financing activities ........................       9,994,933
                                                                             -------------
Net increase in cash .....................................................          51,489
Cash at beginning of period ..............................................               0
                                                                             -------------
Cash at end of period ....................................................   $      51,489
                                                                             =============
Reconciliation of net decrease in net assets resulting from operations to net cash flows used for operating activities:

Net decrease in net assets resulting from operations .....................   $  (1,620,456)
                                                                             -------------
Increase in investments, at value ........................................     (25,506,290)
Increase in interest receivable ..........................................        (351,558)
Decrease in other assets .................................................           2,135
Increase in payable for investments purchased ............................      18,728,787
Decrease in payable to custodian .........................................      (1,096,510)
Decrease in payable to investment adviser and administrator ..............          (4,814)
Decrease in accrued expenses and other liabilities .......................         (94,738)
                                                                             -------------
Total adjustments ........................................................      (8,322,988)
                                                                             -------------
Net cash flows used for operating activities .............................   $  (9,943,444)
                                                                             =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      All-American Term Trust Inc. (the "Trust") was incorporated in Maryland on November 19, 1992 as a closed-end diversified management investment company. The Trust will terminate on or about January 31, 2003.

      The preparation of financial statements in accordance with generally accepted accounting principles requires the Trust's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Valuation of Investments--The Trust calculates its net asset value based on the current market value for its portfolio securities. The Trust normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Trust. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of directors (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

      Repurchase Agreements--The Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Trust occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

      Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

      Reverse Repurchase Agreements--The Trust enters into reverse repurchase agreements with qualified, third party broker-dealers as determined by, and under the direction of, the board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the Trust's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

      The average monthly balance of reverse repurchase agreements outstanding during the six months ended July 31, 1999 was $16,973,750 at a weighted average interest rate of 4.93%.

NOTES TO FINANCIAL STATEMENTS (unaudited)

      Dollar Rolls--The Trust enters into transactions in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period, the Trust forgoes principal and interest paid on the securities. The Trust is compensated by the interest earned on the cash proceeds on the initial sale and by fee income or a lower repurchase price.

      Dividends and Distributions--Dividends and distributions are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. On or about January 31, 2003, the Trust will liquidate its assets and will declare and make a termination distribution to its shareholders in an aggregate amount equal to the net proceeds of such liquidation after payment of the Trust's expenses and liabilities, including amounts owed on any outstanding borrowings by the Trust.

CONCENTRATION OF RISK

      The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments, including those particular to a specific industry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.

INVESTMENT ADVISER AND ADMINISTRATOR

      The Trust has entered into an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins. The Advisory Contract provides Mitchell Hutchins with an investment advisory and administration fee, computed weekly and paid monthly, at an annual rate of 0.90% of the Trust's average weekly net assets.

INVESTMENTS IN SECURITIES

      For federal income tax purposes, the cost of securities owned at July 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

      At July 31, 1999, the components of net unrealized depreciation of investments were as follows:

Gross appreciation (investments having an excess of value over cost) ...  $  2,735,728
Gross depreciation (investments having  an excess of cost over value) ..   (13,708,777)
                                                                          ------------
Net unrealized depreciation of investments .............................  $(10,973,049)
                                                                          ============

      For the six months ended July 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $440,047,046 and $406,354,552, respectively.

CAPITAL STOCK

      There are 100,000,000 shares of $0.001 par value common stock authorized. Of the 13,706,667 shares outstanding at July 31, 1999, Mitchell Hutchins owned 8,900 shares.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS

      It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient amounts of its taxable income to shareholders. Therefore, no Federal income tax provision is required. As part of the Trust's investment objective to return $15.00 per share to investors on or about January 31, 2003, the Trust may retain a portion of its taxable income and will pay any applicable excise tax.

      At January 31, 1999, the Trust had a net capital loss carryforward of $10,895,746 which will expire by 2007 or upon termination of the Trust, whichever occurs sooner. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains. To the extent such losses are used, as provided in the regulations, to offset future net realized capital gains, it is probable those gains will not be distributed.

ALL-AMERICAN TERM TRUST INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock outstanding throughout each period is presented below:

                                                               For the Six
                                                               Months Ended             For the Years Ended January 31,
                                                               July 31, 1999  ----------------------------------------------------
                                                                (unaudited)     1999       1998       1997       1996       1995
                                                                 --------     --------   --------   --------   --------   --------
Net asset value, beginning of period .........................   $  13.90     $  15.09   $  14.54   $  14.37   $  13.31   $  15.30
                                                                 --------     --------   --------   --------   --------   --------
Net investment income ........................................       0.51         1.09       1.15       1.10       1.19       1.24
Net realized and unrealized gains (losses) from investments ..      (0.63)       (1.29)      0.42       0.13       0.99      (2.01)
                                                                 --------     --------   --------   --------   --------   --------
Net increase (decrease) from investment operations ...........      (0.12)       (0.20)      1.57       1.23       2.18      (0.77)
                                                                 --------     --------   --------   --------   --------   --------
Dividends from net investment income .........................      (0.46)       (0.99)     (1.02)     (1.06)     (1.12)     (1.22)
                                                                 --------     --------   --------   --------   --------   --------
Net asset value, end of period ...............................   $  13.32     $  13.90   $  15.09   $  14.54   $  14.37   $  13.31
                                                                 ========     ========   ========   ========   ========   ========
Per share market value, end of period ........................   $  12.38     $  13.13   $  14.06   $  12.75   $  13.25   $  12.13
                                                                 ========     ========   ========   ========   ========   ========
Total investment return(1) ...................................      (2.31)%       0.31%     18.93%      4.59%     19.34%     (7.13)%
                                                                 ========     ========   ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) ............................   $182,572     $190,498   $206,812   $199,303   $196,997   $182,437
Expenses to average net assets ...............................       1.31%*+      1.09%      1.10%      1.18%      1.05%      1.05%
Net investment income to average net assets ..................       7.53%*       7.50%      7.81%      7.70%      8.49%      8.95%
Portfolio turnover rate ......................................        160%         337%       398%       391%       415%       383%
Asset coverage++ .............................................   $  3,343           --         --         --         --         --

----------
*     Annualized.

+ Ratio includes 0.23% related to interest expense for the six months ended July 31, 1999 which represents the cost of leverage to the Trust.

++ Per $1,000 of reverse repurchase agreements and dollar roll transactions outstanding.

(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and distributions at prices obtained under the Trust's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for periods of less than one year.

ALL-AMERICAN TERM TRUST INC.

GENERAL INFORMATION (unaudited)

THE TRUST

      All-American Term Trust Inc. (the "Trust") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Trust's investment objective is to provide a high level of current income, consistent with the preservation of capital. The Trust will terminate on or about January 31, 2003 and, in conjunction therewith, will liquidate all of its assets and distribute the net proceeds to shareholders. The Trust will be managed in an effort to return the initial offering price of $15.00 per share and will normally be invested in a diversified portfolio of investment grade and high-yield corporate bonds, mortgage-backed securities and triple-A rated zero coupon municipal bonds. The Trust's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., an asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), which has over $58.8 billion in assets under management as of August 31, 1999.

SHAREHOLDER INFORMATION

      The NYSE ticker symbol for the Trust is AAT. Weekly comparative net asset value and market price information about the Trust is published each Monday in The Wall Street Journal, each Sunday in The New York Times and weekly in Barron's, as well as other newspapers.

      An annual meeting of shareholders of the Trust was held on May 20,1999. At the meeting, Margo N. Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, Frederic V. Malek and Carl W. Schafer were elected to serve as directors until the next annual of shareholders, or until their successors are elected and qualified; and Ernst & Young LLP was ratified as independent auditors for the Trust for the fiscal year ended January 31, 2000.

Proposal 1

ALL SHARES VOTING AS A SINGLE CLASS:

                                                    Shares              Shares
                                                     Voted             Withhold
                                                      For             Authority
                                                   ----------         ---------
To vote for or against the election of:

Margo N. Alexander ..............................  10,874,853          149,190
Richard Q. Armstrong ............................  10,885,152          138,891
E. Garrett Bewkes, Jr. ..........................  10,882,194          141,849
Richard R. Burt .................................  10,884,381          139,662
Mary C. Farrell .................................  10,877,046          146,997
Meyer Feldberg ..................................  10,883,071          140,973
George W. Gowen .................................  10,882,285          141,758
Frederic V. Malek ...............................  10,881,885          142,158
Carl W. Schafer .................................  10,883,976          140,067

ALL-AMERICAN TERM TRUST INC.

Proposal 2

                                     Shares           Shares           Shares
                                      Voted            Voted          Withhold
                                       For            Against         Authority
                                     ------           -------         ---------
To vote for or against
the ratification of the
selection of Ernst & Young
as the Fund's independent
auditors for the fiscal year
ending January 31, 2000.            10,870,769         77,818          75,456

      (Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.)

YEAR 2000 RISKS

      Like other funds and financial and business organizations around the world, the Trust could be adversely affected if the computer systems used by its investment adviser, other service providers and entities with computer systems that are linked to Trust records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

      Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer system that it uses, and to obtain satisfactory assurances that each of the Trust's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Trust. In addition, issuers of securities in which the Trust invests may be adversely affected by year 2000 related problems. This could have an impact on the value of the Trust's investments and share price.

DISTRIBUTION POLICY

      The Trust's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

      A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Trust's transfer agent and should include the stockholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

      Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Trust will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Trust. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

      Experience under the Plan may indicate that changes are desirable. Accordingly, the Trust reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

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

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

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

DIRECTORS

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Paul H. Schubert
Vice President and Treasurer

Dennis L. McCauley
Vice President

Thomas J. Libassi
Vice President

James F. Keegan
Vice President

Julieanna Berry
Vice President

Mark Tincher
Vice President

INVESTMENT ADVISER AND ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Trust may purchase shares of its common stock in the open market at market prices.

The financial information included herein is taken from the records of the Trust without examination by independent auditors who do not express an opinion thereon.

This report is sent to the shareholders of the Trust for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Trust or of any securities mentioned in this report.

                                  PaineWebber

                   (Copyright)1999 PaineWebber Incorporated
                                   Member SIPC





All-American Term Trust Inc.
July, 1999